Note 1 - Description of Organization and Business Operations (Details Textual) - USD ($)			12 Months Ended
	Dec. 02, 2025	Feb. 12, 2025	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share			$ 0.0001
Cash			$ 0
Archimedes Tech SPAC Partners II Co
Units Issued, Price Per Unit		$ 10
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 117,194
Payments of Stock Issuance Costs			$ 283,747
Business Acquisition Required, Percentage of Net Assets			80.00%
Business Acquisition Required, Percentage of Outstanding Voting Interests			50.00%
Asset, Held-in-Trust		$ 231,150,000
Assets Held in Trust, Per Unit Price		$ 10.05
Business Acquisition Required, Failure, Percentage of Shares Redeemed		100.00%	100.00%
Maximum Redemption of Shares Without Consent, Percentage			15.00%
Business Acquisition Required, Period From IPO		21 months
Business Acquisition Required, Failure, Period for Redemption		10 days
Business Acquisition Required, Failure, Maximum Interest to Pay Dissolution Expenses		$ 100,000
Cash			$ 1,362,766	$ 0
Loans Payable [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Convertible			$ 1,500,000
Debt Instrument, Convertible, Conversion Price			$ 10
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
IPO [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		23,000,000
Units Issued, Price Per Unit		$ 10
Proceeds from Issuance or Sale of Equity		$ 230,000,000	$ 230,000,000
Units Issued, Number of Shares Per Unit		1
Common Stock, Par or Stated Value Per Share		$ 0.0001
Units Issued, Number of Warrants Per Unit		0.5
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 13,175,520	13,175,520
Payments of Stock Issuance Costs			$ 13,058,326
IPO [Member] | Other Offering Costs [Member] | Archimedes Tech SPAC Partners II Co
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		525,520
IPO [Member] | Underwriters [Member] | Archimedes Tech SPAC Partners II Co
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 8,050,000	8,050,000
Payments of Stock Issuance Costs	$ 4,600,000	$ 4,600,000
Over-Allotment Option [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		3,000,000
Private Placement [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		840,000
Units Issued, Price Per Unit		$ 10
Proceeds from Issuance or Sale of Equity		$ 8,400,000
Units Issued, Number of Shares Per Unit		1
Units Issued, Number of Warrants Per Unit		0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5